Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Intangible Assets
Changes in the Group’s intangible assets, net in 2023 and 2022 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2022
Cost	16,626	14,217	10,525	510	41,878
Accumulated amortization	—	(7,732)	(2,334)	(475)	(10,541)
Net book amount	16,626	6,485	8,191	35	31,337
Year ended December 31, 2022
Opening net book amount	16,626	6,485	8,191	35	31,337
Exchange differences	1,918	732	900	1	3,551
Additions	—	2,306	423	768	3,497
Amortization charge (i)	—	(1,781)	(413)	(71)	(2,265)
Closing net book amount	18,544	7,742	9,101	733	36,120
At December 31, 2021
Cost	18,544	17,255	11,848	1,279	48,926
Accumulated amortization	—	(9,513)	(2,747)	(546)	(12,806)
Net book amount	18,544	7,742	9,101	733	36,120
Year ended December 31, 2023
Opening net book amount	18,544	7,742	9,101	733	36,120
Exchange differences	(4,235)	(1,631)	(2,354)	58	(8,162)
Additions	—	1,284	—	7	1,291
Amortization charge (i)	—	(1,353)	(316)	(61)	(1,730)
Closing net book amount	14,309	6,042	6,431	737	27,519
At December 31, 2023
Cost	14,309	16,908	9,494	1,344	42,055
Accumulated amortization	—	(10,866)	(3,063)	(607)	(14,536)
Net book amount	14,309	6,042	6,431	737	27,519

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2023 and 2022, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).